Vessels, net - Additional Information (Detail) $ in Thousands				12 Months Ended
	Nov. 23, 2022 USD ($) m³	Mar. 07, 2022 USD ($) m³	Jan. 14, 2022 USD ($) m³	Dec. 31, 2022 USD ($) Vessels	Dec. 31, 2021 USD ($) Vessels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net				$ 1,692,494	$ 1,763,252
Vessels Cargo Capacity | m³	20,700
Variable Interest Entities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost				83,600	83,600
Property, plant and equipment, net				66,100	69,600
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost				1,776,000	1,417,100
Property, plant and equipment, net				$ 1,236,000	$ 1,046,400
Number of vessels contracted | Vessels				34	26
Ethylene Carrier [Member]
Property, Plant and Equipment [Line Items]
Vessels Cargo Capacity | m³			22,085
Contract with Customer, Asset, Sale			$ 21,000
LPG Carrier [Member]
Property, Plant and Equipment [Line Items]
Vessels Cargo Capacity | m³		8,600
Contract with Customer, Asset, Sale	$ 12,700	$ 6,100
Vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life of vessels				25 years
Gain Loss On Sale Of Property Plant Equipment				$ 4,700
Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of vessels				30 years	30 years
Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of vessels				25 years	25 years
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net				$ 1,420,900	$ 1,576,800